Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - 12 months ended Dec. 31, 2016	USD ($)	CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1 | $	$ 1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2 | CAD		CAD 0.65